Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2024
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Disclosure of assets pledged and assets transferred as security against liabilities	The following table summarises the nature and carrying amount of the assets pledged as security:

	Barclays Bank Group
	2024	2023
	£m	£m
Cash collateral	72,415	70,007
Loans and advances at amortised cost	41,205	46,902
Trading portfolio assets	107,249	117,696
Financial assets at fair value through the income statement	5,729	9,847
Financial assets at fair value through other comprehensive income	20,420	24,118
Assets pledged	247,018	268,570
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represents the gross carrying value of the assets pledged and the associated liabilities represents the IFRS balance sheet value of the related liability recorded on the balance sheet.

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2024
Derivatives	74,307	(74,307)
Repurchase agreements	60,564	(40,173)
Securities lending arrangements	104,450	—
Other	7,697	(7,271)
	247,018	(121,751)

At 31 December 2023
Derivatives	77,102	(77,102)
Repurchase agreements	69,740	(41,916)
Securities lending arrangements	115,909	—
Other	5,819	(5,188)
	268,570	(124,206)

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2024
Recourse to transferred assets only	6,575	(1,575)	7,158	(1,579)	5,579
2023
Recourse to transferred assets only	6,769	(2,336)	7,315	(2,303)	5,012

Disclosure of collateral held as security for assets	The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2024	2023
	£m	£m
Fair value of securities accepted as collateral	1,317,237	1,207,312
Of which fair value of securities re-pledged/transferred to others	1,193,809	1,105,760